Commitments (Tables)	12 Months Ended
Mar. 31, 2019
Capital expenditures
Commitments
Schedule of commitments

	As of March 31,
	2018	2019
	(in millions of RMB)
Contracted but not provided for:
Purchase of property and equipment	3,181	5,656
Construction of corporate campuses	2,607	3,576
	5,788	9,232

Office facility and transportation equipment
Commitments
Schedule of operating lease commitments for office facility and transportation equipment

	As of March 31,
	2018	2019
	(in millions of RMB)
No later than 1 year	2,760	4,984
Later than 1 year and no later than 5 years	7,652	10,675
More than 5 years	11,940	15,346
Total	22,352	31,005

Co-location, bandwidth fees, licensed copyrights and marketing expenses
Commitments
Schedule of commitments

	As of March 31,
	2018	2019
	(in millions of RMB)
No later than 1 year	19,737	21,768
Later than 1 year and no later than 5 years	12,097	22,291
More than 5 years	3,672	4,964
Total	35,506	49,023